Investment Strategy - AB Emerging Markets Opportunities ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”). The Adviser seeks to achieve the Fund’s investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers that are economically tied to emerging markets.
Emerging markets are countries considered to be developing countries by the international financial community and include, but are not limited to, those countries included in an emerging or frontier markets index by a recognized index provider, such as the MSCI Emerging Markets Index. An issuer may be considered to be economically tied to emerging markets if it: (i) is organized in or maintains its principal place of business, or has its shares principally traded on an exchange or market, in an emerging markets country; (ii) has significant business activities in an emerging markets country; or (iii) is a company that could be impacted by economic developments in an emerging markets country (both (ii) and (iii) could be based either on the location of a company’s business activities or assets, or sources of revenue, profits, or commercial inputs (such as raw materials, components, etc.). The Adviser may apply fundamental analysis in considering these factors when determining whether an issuer is economically tied to a particular country.
Equity securities in which the fund may invest include, but are not limited to, common stocks, preferred stocks, depositary receipts, real estate investment trusts (“REITs”), participation notes or other structured notes, and other instruments that provide exposure to equity securities.
The Fund invests in issuers that are determined by the Adviser to offer compelling profitability prospects, reasonable valuations, and favorable fundamental and quantitative trends. The Adviser employs an integrated approach that combines both fundamental and quantitative research to identify attractive investment opportunities and to manage risk. The Fund may invest in issuers of any market capitalization, industry or investment style.
Under most conditions, the Fund intends to have its assets invested among multiple emerging market countries, although the Fund may also invest in developed markets countries. In allocating the Fund’s assets among countries, the Adviser relies primarily on individual security selection driven by a bottom‑up research process, though country-level factors are also considered.
Currency fluctuations can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. The Fund will not typically hedge its currency exposure but has the ability to do so.